Collaboration and Licensing Agreements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 15, 2022	Oct. 15, 2021	Oct. 15, 2020	May 17, 2018	May 31, 2022	Oct. 31, 2021	Oct. 31, 2020	May 31, 2018	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaboration and Licensing Agreements:
Net proceeds from sales of common stock under open market sales agreement												$ 1,117	$ 1,117
Revenue from contract with customer									$ 2,556	$ 4,866	$ 5,682	17,964	20,968	$ 41,867	$ 23,028
License and milestone fees [Member]
Collaboration and Licensing Agreements:
Revenue from contract with customer										$ 910		$ 910	$ 910	15,000	21,223
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing							60.00%
Number of days to terminate agreement													60 days
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing								50.00%
License Agreement with Maruishi Pharmaceutical Co. Ltd [Member]
Collaboration and Licensing Agreements:
Earned milestone payment													$ 1,449
CSL Vifor Maximum [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Potential sales-based milestone payments			$ 240,000				$ 240,000
CSL Vifor [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing					40.00%
Affiliated Entity | Vifor International Ltd. [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Net proceeds from sales of common stock under open market sales agreement		$ 50,000
Common stock, shares issued						273,533
Purchase common stock per share amount						$ 182.76
Percentage of premium on common stock investment	20.00%
Stock issuance price measurement period	30 days
Premium from sale of stock															5,031
Affiliated Entity | CSL Vifor [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing					60.00%		40.00%
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd. [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration and Licensing Agreements:
Number of days to terminate agreement				60 days
Termination notice effective period				12 months
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd. [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member] | License and milestone fees [Member]
Collaboration and Licensing Agreements:
Revenue from contract with customer														$ 15,000	$ 15,000
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd. [Member] | Maximum [Member] | Regulatory and Commercial Milestones [Member]
Collaboration and Licensing Agreements:
Potential milestone payments				$ 440,000
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd. [Member] | Maximum [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration and Licensing Agreements:
Potential milestone payments				$ 440,000
Affiliated Entity | Maruishi Pharmaceutical Co., Ltd. [Member] | License Agreement with Maruishi Pharmaceutical Co. Ltd [Member] | License and milestone fees [Member]
Collaboration and Licensing Agreements:
Revenue from contract with customer													$ 1,449